Financial Assets and Financial Liabilities - Credit Facilities - Additional Information (Detail) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)	Feb. 03, 2021 RUB (₽)	Feb. 03, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Finance income	₽ 676	₽ 3,504	₽ 590
Credit facility [member]
Disclosure of detailed information about borrowings [line items]
Finance income	223
Undrawn credit facilities	₽ 4,159
US dollar denominated facilities [member] | Credit facility [member]
Disclosure of detailed information about borrowings [line items]
Loan to repay U.S. dollar-denominated credit facilities				₽ 18,948	$ 250
Weighted average interest rate for the period	7.90%
Ruble Denominated Facilities [member] | Credit facility [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate for the period	7.50%
Euro Denominated Facilities [member] | Credit facility [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate for the period	5.90%